Partners' Equity and Net Income (Loss) Per Unit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Preferred Units [Member]	Dec. 31, 2013 Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public		72.10%
General partner's interest		2.00%
Number of days within which to receive distributed available cash		45 days
Minimum percentage of outstanding units to be held for general partner removal		66.66%
Exceeded cash distributions per unit		$ 0.4025
Accumulated distributions on the preferred units		$ 7,300,000
Public offering made by Partnership	7,778,832	85,508			6,000,000	6,000,000
Preferred Units dividend rate					7.25%
Net proceeds from public offering		$ 263,751,000	$ 257,229,000	$ 419,924,000	$ 144,800,000	$ 144,800,000
Redemption of Preferred Units		$ 25.00